Schedule of Demonstrates Deposit Capacity (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Incremental capacity	$ 248,015,769	$ 227,593,134
Loan Servicing Agreement [Member]
Related Party Transaction [Line Items]
Incremental capacity	109,449,148	81,002,003
Partner Colorado Credit Union [Member]
Related Party Transaction [Line Items]
Incremental capacity	636,482,187	575,170,939
Partner Colorado Credit Union [Member] | Loan Servicing Agreement [Member]
Related Party Transaction [Line Items]
Incremental capacity	97,656,494	61,925,336
Capacity at 65% [Member]
Related Party Transaction [Line Items]
Incremental capacity	413,713,422	373,861,110
Capacity at 65% [Member] | Loan Servicing Agreement [Member]
Related Party Transaction [Line Items]
Incremental capacity	107,703,474	95,074,184
CRB Related Deposits [Member]
Related Party Transaction [Line Items]
Incremental capacity	165,697,653	146,267,976
CRB Related Deposits [Member] | Loan Servicing Agreement [Member]
Related Party Transaction [Line Items]
Incremental capacity	165,697,653	146,267,976
Capacity [Member] | Loan Servicing Agreement [Member]
Related Party Transaction [Line Items]
Incremental capacity	128,174,148	81,227,003
Limiting Capacity [Member] | Loan Servicing Agreement [Member]
Related Party Transaction [Line Items]
Incremental capacity	128,174,148	81,227,003
PCCU Loans Funded [Member] | Loan Servicing Agreement [Member]
Related Party Transaction [Line Items]
Incremental capacity	17,728,042
Line of Credit [Member] | Loan Servicing Agreement [Member]
Related Party Transaction [Line Items]
Incremental capacity	$ 996,958	$ 225,000